Restructuring	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
For fiscal 2015, no new restructuring plans were adopted and no restructuring costs were incurred.
For fiscal 2014, the Company recognized approximately $0.4 of severance costs, $0.6 for lease termination costs and $0.3 for relocation costs in the Midwest region; $0.4 for lease termination costs and $0.3 for relocation in the East region; $0.2 for lease termination costs and $0.8 for relocation costs in the South region, as well as $1.6 of severance costs for Corporate.
For fiscal 2013, the Company recognized employee severance and benefits restructuring charges of approximately $2.5, $1.7 for lease termination costs and $2.3 for relocation costs in the Midwest region; $0.6 for lease termination costs in the East region, $0.3 for lease termination costs in the South region and $0.3 for other expenses, as well as $2.3 of severance costs for Corporate.

	2015	2014	2013
Restructuring charges	$—	$4.6	$10.0
Total pre-tax and restructuring charges	$—	$4.6	$10.0

The costs associated with the actions above are included in accrued expenses in the accompanying consolidated financial statements and include the amounts as follows:

	2015	2014	2013
Beginning balance	$5.4	$6.4	$5.1
Expense	—	4.6	10.0
Cash expenditures
Severance and relocation	(2.7)	(5.1)	(7.7)
Other	(0.5)	(0.5)	(1.0)
Ending balance	$2.2	$5.4	$6.4